INCOME TAXES - Schedule of Components of Company's Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforward	$ 13,095,540	$ 9,469,767
Research and development credits	1,647,502	1,229,181
Capitalized pre-business expenses	2,229,904	2,563,946
Accrued expenses	124,458	26,290
Stock-based compensation	899,453	481,062
Inventory reserve	243,070	64,726
Operating lease liability	127,116	158,388
Capitalized 174 research and development costs	1,905,522	919,466
Total deferred tax assets before valuation allowance	20,272,565	14,912,826
Less valuation allowance	(19,756,671)	(14,506,698)
Total deferred tax assets	515,894	406,128
Deferred tax liabilities
Fixed assets	(390,191)	(264,377)
Right-of-use assets	(125,703)	(141,751)
Total deferred tax liabilities	(515,894)	(406,128)
Net deferred tax asset (liability)	$ 0	$ 0